DEPOSITS (Details) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DEPOSITS
Time deposits of $250,000 or more	$ 57,856,000	$ 52,912,913	$ 50,468,672
Scheduled maturities of time deposits for the next five years
2015		119,427,009
2016		31,626,467
2017		12,348,228
2018		11,934,075
2019		7,292,559
Related Party Deposits
Deposits of directors and executive officers of the company and companies in which they have beneficial ownership		$ 6,652,000	$ 5,878,000